Other current liabilities	12 Months Ended
Dec. 31, 2020
Other current liabilities
Other current liabilities

13.  Other current liabilities

The following is a summary of other current liabilities as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	RMB	RMB
Professional service fee	5,741	9,245
Online promotional expense payables	28,595	19,761
Tickets printing and delivery payables	1,271	1,049
Advertising expense payables	1,798	7,816
Others	3,508	3,693
Total	40,913	41,564